Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi Inc.	Controlled by Xiaomi
Xiaomi H.K.	Controlled by Xiaomi
Xiaomi Telecommunication Technology	Controlled by Xiaomi
Tianjin Jinxing	Controlled by Xiaomi
Beijing Xiaomi Software Co., Ltd (“Xiaomi Software”)	Controlled by Xiaomi
Guangzhou Xiaomi Information Service Co., Ltd (“Guangzhou Xiaomi”)	Controlled by Xiaomi

The Group’s relationship with Xiaomi

Xiaomi is The Group’s strategic partner and shareholder.

The Group’s sales to Xiaomi is governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Youpin.mi.com, and is charged of commissions pursuant to a commission sales agreement.

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2017 with Xiaomi governs all the Group’s sales to Xiaomi. It will expire in August 2019, and will automatically extend for successive one-year period unless objected by a party at least 30 days prior to the expiration of the then current term.

Under the business cooperation agreement, (i) products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of certain of the Group’s own branded products. The commission sales agreement will expire on December 31, 2018 and has been renewed up to December 31, 2019. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as approximately 8% of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion.

17.	RELATED PARTY TRANSACTIONS (Continued)
(1)	Amount due from/to related parties

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable from a relate party:
Xiaomi Telecommunication Technology(a)	249,548	260,984

Other receivables from related parties:
Xiaomi Inc.(c)	24,160	112,320
Xiaomi H.K.(b)	33,448	—
Total	57,608	112,320

Amounts due to related parties:
Xiaomi Telecommunication Technology(a)	1,225	3,876
Guangzhou Xiaomi	—	1,887
Xiaomi Software(d)	32,228	—
Tianjin Jinxing(e)	2,500	—
Total	35,953	5,763

(2)	Purchase from a related party

	Year ended December 31,
	2016	2017	2018
		RMB	RMB
Xiaomi Telecommunication Technology(a)	1,327	1,685	18,235

(3)	Revenue from a related party

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi Telecommunication Technology(a)	299,827	739,464	1,311,852
(4)	Selling and marketing expenses

	Year ended December 31,
	2016	2017	2018
		RMB	RMB
Xiaomi Inc.(c)	166	3,327	20,824
Guangzhou Xiaomi	—	—	3,774
Total	166	3,327	24,598

(5)	Interest expenses

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi Software(d)	1,761	1,761	440
17.	RELATED PARTY TRANSACTIONS (Continued)

(6)	Interest income

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Xiaomi H.K.(b)	272	490	107

(a)

The balance due from Xiaomi Telecommunication Technology represents receivable arising from sales of water purifier and accessories. The balance due to Xiaomi Telecommunication Technology represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

The balance due from Xiaomi H.K. represents loan and interest receivables from the related party. The loan is US$5,000 with an interest rate of 3 month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi Inc., which charges Foshan Viomi commission fee. The amount due from Xiaomi Inc. represents sales receivable net of commission fee.

(d)

The balance due to Xiaomi Software represents borrowing from the related party. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(e)

The balance due to Tianjin Jinxing represents US$409 (equivalent to RMB2,671) that the Company received from Red Better with the understanding that RMB2,500 will be repaid to Tianjin Jinxing in the PRC. The balance was settled to Tianjin Jinxing in 2018.